Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income and diluted net income (attributable to shareholders of the Company)	$ 252,873	$ 420,065
Basic weighted average number of common shares outstanding (in shares)	1,064,259	1,053,809
Effect of dilutive securities, stock options (in shares)	1,928	4,883
Effect of dilutive securities, restricted share units (in shares)	732	1,478
Effect of dilutive securities, performance share units (in shares)	4,085	1,372
Diluted weighted average number of common shares outstanding (in shares)	1,071,004	1,061,542
Basic (in USD per share)	$ 0.24	$ 0.40
Diluted (in USD per share)	$ 0.24	$ 0.40